SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - VARIOUS INFORMATION ON ACCOUNTING POLICIES (Details)	12 Months Ended
	Dec. 31, 2016 USD ($) item $ / shares	Dec. 31, 2015 USD ($) $ / shares	Dec. 31, 2014 USD ($) $ / shares
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of classes of units | item	9
Income Taxes
Provision for income taxes	$ 0	$ 0	$ 0
Distributions
Distributions declared (in dollars per unit) | $ / shares	$ 0.00	$ 0.00	$ 0.00
Subscriptions
Notice period for subscription of units (in business days)	8 days
Redemptions and Exchanges
Notice period for redemption or exchange of units (in business days)	8 days
Minimum exchange amount	$ 10,000